Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 17,940	$ 14,949	$ 21,388
Operating income / (loss)	(249)	114	771
Depreciation	15	33	38
Capital expenditures, gross	5	7	4
Assets	22,120	19,363
Liabilities	5,640	4,557
Trading and Manufacturing
Revenue	12,143	9,332	9,619
Operating income / (loss)	377	(246)	130
Depreciation	11	28	32
Capital expenditures, gross	3	2	1
Assets	8,229	13,637
Liabilities	3,605	1,300
Engineering
Revenue	5,797	5,617	11,769
Operating income / (loss)	(438)	590	846
Depreciation	4	5	6
Capital expenditures, gross	2	5	3
Assets	13,891	5,726
Liabilities	2,035	3,257
Unallocated Corporate Expenses
Operating income / (loss)	$ (188)	$ (230)	$ (205)